Accounts Receivable	12 Months Ended
Dec. 31, 2025
Receivables, Net, Current [Abstract]
ACCOUNTS RECEIVABLE

NOTE 3 – ACCOUNTS RECEIVABLE

Accounts receivable as of December 31, 2025 and 2024 consisted of the following:

	2025	2024
Accounts receivable	$13,956,417	$12,296,691
Less: allowance for doubtful accounts	(374,065)	(259,555)
Accounts receivable, net	$13,582,352	$12,037,136

The average accounts receivable turnover period was approximately 205 days and 110 days for the years ended December 31, 2025 and 2024, respectively.

Changes of allowance for doubtful accounts for the years ended December 31, 2025 and 2024 were as follow:

	2025	2024
Beginning balance	$(259,555)	$(39,280)
Provision adjustment for accounts receivable	(103,145)	(224,534)
Exchange difference	(11,365)	4,259
Ending balance	$(374,065)	$(259,555)